Share capital - share capital (Details) - USD ($)	5 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2022	Sep. 02, 2021	Apr. 25, 2021
Number of shares issued
Number of shares outstanding at beginning of period	1	110,073,430
Treasury shares (in shares)	(1)
Warrant exercised (in shares)		1,852,736
Shares issued in exchange for Arqit Limited shares (in shares)	90,000,000	10,000,000
Shares issued to PIPE investors (in shares)	7,100,000
Number of shares outstanding at end of period	110,073,430	121,926,166
Issued capital
Share capital at beginning of period	$ 1	$ 11,007
Treasury shares	(1)
Warrant exercised		185
Shares issued in exchange for Arqit Limited shares	9,000	1,000
Shares issued to PIPE investors	710
Share capital at end of period	$ 11,007	$ 12,192
Par value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 1
Centricus [Member]
Number of shares issued
Shares issued in merger with Centricus (in shares)	12,973,430
Issued capital
Shares issued in merger with Centricus	$ 1,297